CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

ITEM 1. Reports to Shareholders

February 27, 2026

Dear Shareholder,

This letter is provided in connection with the audited financial statements of Kavilco Incorporated (the “Fund”) for the fiscal year ended December 31, 2025, in accordance with Rule 8b-16 under the Investment Company Act of 1940.

Rule 8b-16 requires the Fund to keep current the information contained in its registration statement on Form N-8B-2 and to disclose any material changes that have occurred but have not previously been reported.

The following summarizes material matters during the fiscal year ended December 31, 2025:

Fundamental Investment Policies

There were no changes to the Fund’s fundamental investment policies during the fiscal year, and no material deviations from such policies occurred.

Management and Control

There were no material changes in the Fund’s directors, officers, control persons, or governance structure during the fiscal year.

Capital Structure

There were no material changes to the Fund’s capital structure during the fiscal year.

Principal Service Providers

There were no material changes to the Fund’s principal service providers during the fiscal year.

Investment Strategy Developments

Strategy in Effect January 1 – September 12, 2025

Consistent with prior Board guidance based on a November 2023 bank credit analysis, the Fund implemented a more conservative portfolio strategy emphasizing capital preservation over a 12–18 month horizon. Equity exposure was reduced on an orderly basis, with transactions evaluated based on technical analysis, ex-dividend dates, tax considerations, and general market conditions.

Proceeds from equity sales were invested primarily in short-term U.S. Treasury bills and bonds, with maturities rolled into additional short-term Treasuries as appropriate.

2

Economic Developments and Resulting Strategy Change

Beginning in 2024 and continuing into 2025, reductions in the Federal Funds Rate by the Federal Reserve materially reduced yields on short-term Treasury securities. As a result, the Fund experienced a material decline in taxable earnings derived from short-term Treasury investments.

In light of these changed market conditions, the Board approved a revised investment strategy effective September 13, 2025.

Strategy in Effect September 13 – December 31, 2025

Under the revised strategy:

•	The Fund may invest in common and preferred stocks with dividend yields exceeding the 90-day Treasury bill rate, while continuing to consider opportunities for capital appreciation.

•	Residual cash from maturing Treasury securities may be held temporarily in interest-bearing exchange-traded funds or money market funds pending reinvestment.

•	Capital may be redeployed into equity investments as suitable opportunities arise.

•	Implementation and portfolio positioning are reviewed at regularly scheduled Board meetings.

These actions represent changes in portfolio strategy in response to prevailing economic conditions but did not constitute changes to the Fund’s fundamental investment policies.

Change in Accounting Principle – Real Estate

Effective December 31, 2025, the Fund changed its accounting for land and timber interests from the fair value method under ASC Topic 946 to the historical cost model under ASC Topic 360 due to changed circumstances affecting valuation.

As a result:

•	Real estate previously carried at approximately $8,100,000 was written down to historical cost of $1,054,089.

•	An unrealized loss of $7,045,911 was recognized during 2025.

This change was applied prospectively as a change in accounting principle resulting from changed circumstances. Prior period financial statements were not restated.

Except as described above, there were no other material changes during the fiscal year ended December 31, 2025, requiring amendment to the Fund’s registration statement on Form N-8B-2.

Sincerely,

KAVILCO INCORPORATED

 Jeane Breinig, President

3

12361 Lewis St Ste 202 Garden grove, CA 92840 Phone (714)-820-3316 Fax (714)-333-4992

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and the Board of Directors

Kavilco Incorporated

Kasaan, Alaska

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Kavilco Incorporated (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations, and the statements of changes in net assets for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

4

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

We determined that there are no critical audit matters.

/s/ Fortune CPA, Inc

We have served as the Company’s auditor since 2022.

February 27, 2026

5

KAVILCO INCORPORATED

STATEMENT OF ASSETS AND LIABILITIES
For the Year Ended December 31, 2025

ASSETS
Investments in securities, at fair value (cost $33,908,106)	$37,871,038
Real estate, at cost	1,054,089
Cash and cash equivalents	173,868
Premises and equipment, net	43,389
Software, net	2,646
Interest receivable	32,657
Dividend receivable	32,064
Prepaid expenses and other assets	155,584
Total assets	$39,365,335
LIABILITIES
Accounts payable and accrued expenses	$152,835
Dividends payable	321,297
Lease liability	126,886
Total liabilities	601,018
NET ASSETS	$38,764,317
Net assets consist of:
Distributable earnings	$639,212
Net contributed capital	38,125,105
Total net assets	$38,764,317
Net asset value per share of Class A and Class B common
stock ($38,764,317 divided by 12,000 shares outstanding)	$3,230

6

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS
December 31, 2025

INVESTMENTS IN SECURITIES	Principal Amount or Shares	Fair Value

U.S. Common Stock 46.0%
American Depository Receipts - 0.4%
Invesco Limited	6,300	$165,501
Total American Depository Receipts		165,501

Consumer Discretionary - 0.9%
Genuine Parts Co.	2,700	331,992
Total Consumer Discretionary		331,992

Energy - 0.8%
Chevron Corporation	550	83,826
Kinder Morgan, Inc.	8,919	245,183
Total Energy		329,009

Financials - 12.4%
Blackstone Group, Inc.	3,800	585,732
Diversified Healthcare Trust	6,400	31,040
Hospitality Properties Trust	11,400	20,976
HCP, Inc.	21,000	337,680
Huntington Bancshares, Inc.	18,000	312,300
Iron Mountain, Inc.	3,600	298,620
Lamar Advertising Company	2,000	253,160
Prologis, Inc.	3,577	456,640
Realty Income Corp.	8,055	454,060
Stag Industrial Inc.	14,410	529,712
T Rowe Price Group, Inc.	4,000	409,520
Truist Financial Corp.	12,480	614,141
Vici Properties, Inc.	13,300	373,996
Vornado Realty Trust	3,290	109,491
Total Financials		$4,787,068

7

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

	Principal Amount or Shares	Fair Value

Health Care - 1.8%
Bristol Myers Squibb Co.	6,840	$323,640
GE Healthcare Technologies, Inc.	1,022	83,825
Pfizer, Inc.	11,000	273,900
Solventum Corp.	260	20,602
Total Health Care		701,967

Industrials - 0.0%
Alaska Air Group Inc.	360	18,108
Total Industrials		18,108

Information Technology - 4.2%
Block, Inc.	220	14,320
Constellation Energy Corp.	2,166	765,183
Intel Corp.	1,040	38,376
Paychex, Inc.	6,925	776,846
Paypal Holdings, Inc.	200	11,676
Total Information Technology		1,606,401

Master Limited Partnerships - 0.6%
Energy Transfer Partners LP	10,960	180,731
Sunoco LP	1,240	64,988
Total Master Limited Partnerships		245,719

Materials - 0.2%
Dow, Inc.	3,125	73,063
Total Materials		73,063

Telecommunication Services - 5.2%
AT & T, Inc.	21,570	535,799
Lumen Technologies, Inc.	5,900	45,843
Verizon Communications	30,040	1,223,529
Warner Brothers Discovery, Inc.	7,153	206,149
Total Telecommunication Services		$2,011,320

8

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

	Principal Amount or Shares	Fair Value

Utilities - 19.5%
Alliant Energy Corp.	11,900	$773,619
American Electric Power, Inc.	6,240	719,534
Dominion Energy, Inc.	3,500	205,065
Edison International Company	3,400	204,068
Eversource Energy	9,981	672,020
NextEra Energy, Inc.	10,680	857,391
Portland General Electric Co.	10,600	508,694
Public Service Enterprise Group, Inc.	8,000	642,400
Southern Company	14,730	1,284,456
UGI Corp.	4,611	172,590
WEC Energy Group, Inc.	6,840	721,346
Xcel Energy, Inc.	10,770	795,472
Total Utilities		7,556,655
Total U.S. Common Stock (Cost $13,845,344)		17,826,803
Exchange Traded Funds - 5.4%
ishares iBoxx $ High Yield Corporate Bond ETF	5,000	403,150
ishares iBoxx $ Investment Corporate Bond ETF	2,600	286,494
iShares Trust 5-10 year Investment Grade Corporate Bond ETF	7,400	398,712
State Street SPDR Portfolio Short Term Corporate Bond ETF	3,000	90,600
State Street SPDR Bloomberg High Yield Bond ETF	3,000	291,630
Vanguard Intermediate-term Corporate Bond ETF	5,904	494,460
Vanguard Short-term Corporate Bond ETF	1,800	143,514
Total Exchange Traded Funds (Cost $2,127,087)		2,108,560

Money Market Fund - 46.3%
Principal Deposit Sweep Program 0.12% yield		17,935,675
Total Money Market Fund (Cost $17,935,675)		17,935,675

Other Net Assets - 2.3%
Total Other Net Assets (Cost $893,279)		893,279
TOTAL NET ASSETS (Cost $34,801,385)		$38,764,317

9

10

KAVILCO INCORPORATED

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

Investment Income
Dividends	$656,719
Interest	808,020
Total investment income	1,464,739
Expenses
Salaries and benefits	451,359
Directors' compensation and expenses	293,845
Insurance	84,714
Office and equipment leases	77,365
General and administrative	78,189
Professional fees	62,386
Custodian	15,212
Total expenses	1,063,070
Net investment income	401,669
Realized Gain and Unrealized Appreciation (Depreciation) on Investments
Net realized gain on investments	663,595
Net change in unrealized appreciation on investments	338,675
Net change in unrealized depreciation on real estate	(7,045,911)
Total realized gain and unrealized appreciation (depreciation) on investments	(6,043,641)
Net operating income (loss)	(5,641,972)
Other Income and Expense, net	146,084
Net decrease in net assets resulting from operations	$(5,495,888)

11

KAVILCO INCORPORATED

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2025 and 2024

	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$401,669	$568,003
Net realized gain on investments	663,595	173,292
Net change in unrealized appreciation on investments	338,675	1,730,821
Net change in unrealized appreciation (depreciation) on real estate	(7,045,911)	900,000
Other income and expense, net	146,084	142,280

Net increase (decrease) in net assets resulting from operations	(5,495,888)	3,514,396
Dividends and Distributions to Shareholders	(936,000)	(1,047,600)
Total increase (decrease) in net assets	(6,431,888)	2,466,796
Net Assets
Beginning of year	45,196,205	42,729,409
End of Year (includes undistributed ordinary income
of $3,722,191 and $3,446,843, respectively)	$38,764,317	$45,196,205

12

KAVILCO INCORPORATED

FINANCIAL HIGHLIGHTS
For The Years Ended December 2025 to 2021
Per share operating performance (for a share of Class A and Class B capital stock outstanding):

	Years Ended
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3,766	$3,561	$3,551	$3,924	$3,355
Income from investment and real estate
Net investment income	34	47	45	38	35
Net realized and unrealized appreciation (depreciation)
on investments and real estate	(504)	233	17	(341)	613
Net other income	12	12	23	12	13
Net increase (decrease) in net assets resulting from operations	(458)	292	85	(291)	661
Less dividends and distributions	(78)	(87)	(75)	(82)	(92)
Net asset value, end of year	$3,230	$3,766	$3,561	$3,551	$3,924
Total return	(14.18)%	7.75%	2.39%	8.19%	16.85%
Supplemental Data:
Net assets, end of period (in thousands)	$38,764	$45,196	$42,729	$42,610	$47,090
Ratio to average net assets
Expenses	2.53%	2.44%	2.47%	2.21%	2.18%
Net investment income	0.96%	1.29%	1.26%	1.00%	0.96%
Portfolio turnover rate	16.70%	0.00%	0.70%	2.66%	3.28%

13

Kavilco Inc. is an Alaskan Village Corporation subject to the provisions and amendments to Alaska Native Claims Settlement Act of 1971. Settlement Common Stock may not be sold, hypothecated, or pledged. In other words, it is privately held and is valueless. Accordingly, Kavilco will use (2)(A)1(b) that permits the use of the net asset value when the shares are not listed.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Kavilco Incorporated ("the Fund") is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA, the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. The Fund was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Fund began to operate as a self-managed, closed end management investment company, as defined by the Investment Company Act of 1940 ("the Act"). The Fund is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend, distribution policies, operations, and reporting requirements. The Fund's investment decisions are made by management under the direction of the Board of Directors.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect certain reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

14

Change in Accounting for Real Estate Investments

In accordance with ASC Topic 946, the Fund historically accounted for its land and timber interests as investments measured at fair value, with changes in fair value recognized in earnings.

In September 2025, in partnership with a forester and land management consultant, Kavilco developed a Forest Stewardship Plan, pursuant to which it confirmed that there is currently, and in the foreseeable future, no merchantable timber on the land. Additionally, during the year ended December 31, 2025, management determined that it is no longer practical to obtain a fair value for the Fund’s real estate due to the lack of accessibility to the land and timber, the absence of observable market transactions, limited comparable sales, and increasing uncertainty in valuation inputs. As a result, Kavilco changed its accounting for the land and timber from the fair value method under ASC Topic 946 to the historical cost model under ASC Topic 360, Property, Plant and Equipment, resulting in a write-down of the real estate during the year ended December 31, 2025. During the year ended December 31, 2025 there was no change to the number of acres of land or timber owned and managed by the Fund.

The real estate, which was recorded at its fair value as of the transition date of $8,100,000, was written down to its historical cost of $1,054,089, resulting in an unrealized loss of $7,045,911 during the year ended December 31, 2025. Subsequent to the change in accounting, real estate is carried at cost and is not depreciated. The Fund evaluates real estate for impairment in accordance with ASC 360 when events or changes in circumstances indicate that the carrying amount may not be recoverable.

The change in accounting was applied prospectively and represents a change in accounting principle resulting from a change in circumstances, in accordance with ASC Topic 250, Accounting Changes and Error Corrections. Accordingly, prior period financial statements have not been restated.

The following summarizes the significant accounting policies of the Fund:

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with banks. The Fund considers all highly liquid instruments with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of federally insured limits.

Valuation of Investments

All investments are recorded at estimated fair value, as described in Note 3.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the last in, first out (“LIFO”) method. Interest income is recognized on an accrual basis and includes interest earned on cash balances, money market funds, and other short-term investments. U.S. Treasury Bills are recorded at amortized cost, which approximates fair value due to their short-term maturities. Discounts on U.S. Treasury Bills are accreted to interest income using the effective interest method over the period to maturity. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date. Unrealized gains and losses are included in the Statement of Operations.

Federal Income Taxes

The Fund files income tax returns in the U.S. federal jurisdiction and Alaska State.

The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute at least 90% of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Fund.

The Fund records a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. No liability has been recorded for uncertain tax positions or related interest or penalties as of December 31, 2025.

15

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

Directors' Compensation and Expenses

Each member of the Board of Directors receives compensation for each Board meeting attended during the year, in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to Board meetings. In addition to meeting related expenses, the Fund pays for the medical insurance and out-of-pocket expenses of certain directors.

Note 3. Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. There are three levels that prioritize the inputs used in measuring fair value as follows:

Level 1: Observable market inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Observable market inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs where there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets measured at fair value, including a general description of the asset.

Equity Securities (Common Stock)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange Traded Funds (ETFs)

The fair value of ETFs is determined based on quoted market prices in active markets at the close of trading on the measurement date. Accordingly, the Fund classifies its ETF investments within Level 1 of the fair value hierarchy.

Money Market Funds

Fair value of money market funds is determined using quoted market prices and are categorized in Level 1 of the fair value hierarchy.

16

The following table presents information about the Fund's investments in securities measured at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Balance
Investments in Securities
U.S. Common Stock	$17,826,803			$17,826,803
Exchange Traded Funds	2,108,560			2,108,560
Money Market Fund	17,935,675			17,935,675
	$37,871,038	$—	$—	$37,871,038

For the year ended December 31, 2025, there were no realized gains (losses), cost, or purchases, proceeds from sales, or transfers in or out of Level 3 at the end of the reporting period.

Note 4. Real Estate

At December 31, 2025, the Fund owns fee title to the surface estate of 22,946 acres of real estate located in southeast Alaska.

As of December 31, 2025, there is no commercially viable timber on real estate and the Fund has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

Effective December 31, 2025, Kavilco changed its accounting for the land and timber from the fair value method under ASC Topic 946 to the historical cost model under ASC Topic 360, Property, Plant and Equipment, resulting in a write-down of the real estate during the year ended December 31, 2025. The real estate, which was recorded at its fair value as of the transition date of $8,100,000, was written down to its historical cost of $1,054,089, resulting in an unrealized loss of $7,045,911 during the year ended December 31, 2025. Subsequent to the change in accounting, real estate is carried at cost and is not depreciated. The Fund evaluates real estate for impairment in accordance with ASC 360 when events or changes in circumstances indicate that the carrying amount may not be recoverable.

Note 5. Trading Risk

In the normal course of business, the Fund enters into financial transactions involving instruments where there is a risk of potential loss due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Fund's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Fund's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of the counterparty to perform according to the terms of a contract. The Fund's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Fund seeks to control such credit risk by maintaining deposits with only high-quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

17

Catastrophe – Force Majeure Risk

The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemics, such as COVID-19, acts of terrorism and other catastrophes) could adversely affect the values recorded in the Fund's financial statements.

Note 6. Investment Transactions

Purchases of investment securities (common stock, exchange traded funds, and U.S. Treasury bills) aggregated $37,685,058 for the year ended December 31, 2025, and sales and maturities of investment securities (consisting of common stock and U. S. Treasury Bills) aggregated $52,213,952 for the year ended December 31, 2025.

The U.S. federal income tax basis of the Fund's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $5,695,262 and $1,732,330, respectively, as of December 31, 2025.

Note 7. Premises and Equipment

The following is a summary of premises and equipment at December 31, 2025:

Building	$217,803
Furniture, fixtures, and equipment	28,981
246,784
Less accumulated depreciation	(203,395)
$43,389

All assets are recorded at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 15 years. Depreciation expenses was $3,338 for the year ended December 31, 2025.

Note 8. Software

The Fund has capitalized costs associated with the purchase of software for internal use. These costs are amortized over their estimated useful lives, estimated at 5 years. Amortization expense is included in general and administrative expense.

During the year ended December 31, 2025, the Fund capitalized software costs of $2,995. Amortization expense for the year ended December 31, 2025, was $349.

Note 9. Lease Obligation

The Fund leases office space under a non-cancellable operating lease agreement, which terminates September 30, 2028. Pursuant to the lease agreement, the Fund paid a lease deposit of $3,528 which will be credited to last month's rent. The discount rate for the office lease is 1.76% and cash paid for rent in 2025 was $43,737. The right of use asset amounting to $121,331 at December 31, 2025, is included in prepaid expenses and other assets. The lease liability at December 31, 2025, is $126,886, of which the current portion is $43,033 and the non-current portion is $83,853. Future minimum lease commitments under this non-cancelable operating lease are as follows:

18

2026	44,923
2027	46,113
2028	39,171
$130,207
Imputed interest	$(3,321)
Lease liability	$126,886

Rent expense for the year ended December 31, 2025, was $44,260.

Note 10. Net Assets

Upon organization of the Fund, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Fund pursuant to ANCSA. The Fund utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid, or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock or are gifted stock.

The Fund's capital structure is as follows:

Common stock:

Class A, no par value - Authorized, 1,000,000 shares; issued and outstanding, 10,278.53 shares

Class B, no par value - Authorized, 500,000 shares; issued and outstanding, 1,721.47 shares

Note 11. Dividends and Distributions to Shareholders

On March 7, 2025, a distribution of $13.00 per share was declared. The dividend was paid on March 24, 2025, to shareholders of record on March 7, 2025.

On November 6, 2025, a distribution of $65.00 per share was declared. The dividend was paid on November 21, 2025, to shareholders of record on November 6, 2025.

The tax character of dividends and distributions paid during 2025 and 2024 were as follows:

	2025	2024
Dividends and distributions paid from:
Ordinary income	$27,168	$647,050
Long-term capital gain	908,832	252,950
	$936,000	$900,000

As of December 31, 2025, and 2024, the components of distributable earnings on a tax basis were as follows:

	2025	2024
Undistributed ordinary income	$3,722,191	$3,446,843
Net unrealized appreciation (depreciation) on:
Investments	3,962,932	3,624,257
Real estate	(7,045,911)	7,045,911
	$639,212	$14,117,011

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Note 12. Schedule of Investments

Investments are categorized by type, country, and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 13. Pension Plan

Employees of the Fund are covered by a defined contribution pension plan. The Fund contributes 20% of each participant's compensation to the plan. The Fund's contributions during the year ended December 31, 2025, totaled $56,566.

Note 14. Investment Income

During the year ended December 31, 2025, investment income consists of dividends from securities and exchange traded funds of $656,719, interest income from cash and cash equivalents of $597,219, and amortization of discount on U.S. Treasury Bills of $210,801.

Note 15. Other Income and Expense

The Fund earned income of $127,800 for the year ended December 31, 2025, as a result of ANCSA Section 7(i), which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations, which then redistribute under Section 7(j) 50% of such amounts to the village corporations and at large shareholders.

Other income also includes $18,284 of lease and rental income for the year ended December 31, 2025.

Note 16. Subsequent Events

Management has evaluated subsequent events through February 27, 2026, the date the financial statements were issued, and has determined that no events or transactions occurred that require recognition or disclosure in these financial statements.

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12361 Lewis St Ste 202 Garden grove, CA 92840 Phone (714)-820-3316 Fax (714)-333-4992

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and the Board of Directors

Kavilco Incorporated

Kasaan, Alaska

In planning and performing our audit of the financial statements of Kavilco Incorporated (the Fund) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of management and the Board of Directors of Kavilco Incorporated and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Fortune CPA, Inc

February 27, 2026

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ITEM 2. CODE OF ETHICS

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Fund is registered under the Investment Company Act of 1940 and is subject to the reporting requirements of the Sarbanes-Oxley Act of 2002.

The Fund does not have a separately designated audit committee. The entire Board of Directors performs the functions that would otherwise be performed by an audit committee.

The Fund does not have an “audit committee financial expert,” as defined under Item 3 of Form N-CSR. The Board believes that the members of the Board collectively possess sufficient financial and accounting knowledge and experience to fulfill the Board’s oversight responsibilities.

The Board periodically evaluates its governance structure and may consider establishing a separate audit committee or designating an audit committee financial expert in the future as it deems appropriate.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The following table sets forth fees billed to the Fund for the fiscal years ended December 31, 2025 and December 31, 2024, by the Fund’s principal accountant, Fortune CPA:

	2025	2024
Audit Fees (a)	$35,020	$35,020
Audit-Related Fees (b)	$0	$0
Tax Fees (c)	$2,500	$2,500

(a) Audit Fees
Audit fees consist of fees billed for professional services rendered for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees
Audit-related fees consist of assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under Audit Fees.

(c) Tax Fees
Tax fees consist of fees billed for professional services for tax compliance, tax advice, and tax planning.

Audit Committee Pre-Approval Policies and Procedures

The Fund does not have a separately designated audit committee. The full Board of Directors performs the functions of an audit committee and is responsible for the pre-approval of all audit and permissible non-audit services provided by the Fund’s principal accountant. All services described above were pre-approved by the Board.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Kavilco is a registered closed-end management investment company under the Investment Company Act of 1940, and accordingly is not subject to the Securities Act of 1933.

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ITEM 6. SCHEDULE OF INVESTMENTS

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

The Fund does not vote proxies on behalf of its shareholders. Shareholders retain the right to vote their own proxies with respect to any securities they hold directly.

Because the Fund does not vote proxies, it has not adopted proxy voting policies and procedures and does not maintain proxy voting records pursuant to Rule 30b1-4 under the Investment Company Act of 1940.

Information regarding proxy voting is available without charge, upon request, by calling 1-800-786-9574, on the Fund’s website at www.kavilco.com, and on the U.S. Securities and Exchange Commission website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This disclosure requirement is not applicable to registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

The Alaska Native Claims Settlement Act (ANCSA), which is the Fund’s primary regulating authority, places numerous restrictions on the Fund’s stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No matters were voted on by shareholders during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This item is not applicable to Kavilco Incorporated as we do not lend securities.

ITEM 13. EXHIBITS

The following exhibits are attached to this Form N-CSR:

13 (a) (1) Certification of President

13 (a) (2) Certification of Chief Financial Officer

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By: /s/Jeane Breinig
Jeane Breinig, President

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Scott Burns
Scott Burns, Chief Financial Officer

Date: February 27, 2026

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